Dividends - Narrative (Details) - Major ordinary share transactions $ / shares in Units, $ in Millions	Jan. 30, 2020 USD ($) $ / shares
Disclosure Of Dividends [Line Items]
Dividend declared | $	$ 3,691
A shares
Disclosure Of Dividends [Line Items]
Dividend declared per share (in usd per share)	$ 0.47
B shares
Disclosure Of Dividends [Line Items]
Dividend declared per share (in usd per share)	$ 0.47